Document and Entity Information	3 Months Ended
Nov. 30, 2014
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 30, 2014
Trading Symbol	SHLM
Entity Registrant Name	SCHULMAN A INC
Entity Central Index Key	0000087565